SCHEDULE OF SHARE-BASED PAYMENT RESERVE (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Notes and other explanatory information [abstract]
At beginning of financial year
Share-based payment to advisors		384,952
Share-based payment to employees (Note 22)		309,248
Currency realignment		(3,110)
Share issued and capitalized in the year		(579,865)
At end of financial year	$ 86,496	$ 111,225